Memorandum

Incapital Unit Trust, Series 101

File No. 333-206138

The Prospectus and the Indenture filed with Amendment No. 2 to the Registration Statement on Form S-6 have been revised to reflect information regarding the deposit of securities on November 4, 2015 and to set forth certain data based thereon. In addition, there are a number of other changes from the Prospectus as originally filed.

An effort has been made to set forth below certain of the changes and also to reflect all changes by marking the Prospectus submitted with the Amendment.

The Prospectus

Part A. The date of the Prospectus has been updated.

Part A. The “Portfolio Contents” section was changed to reflect the Trust’s ability to invest in REITs.

Part A. The “Portfolio Contents” section was revised to reflect the Trust’s ability to invest in emerging markets.

Part A. The risk disclosure was changed to reflect the Trust’s investment in a REIT, an emerging market company and a mid-capitalization company.

Part A. The disclosure regarding “Estimated Annual Distributions” was deleted.

Part A. The “Essential Information” and “Fee Table” sections, including applicable footnotes, have been updated.

Part A. The period over which the deferred sales charge will be collected has been updated.

Part A. The Trust Portfolio(s) and the related footnotes have been updated.

Part A. The Statement(s) of Financial Condition and the related footnotes have been updated.

Part A. The Report of Independent Registered Public Accounting Firm has been updated.

Part B. The date of the Prospectus has been updated.

Back Cover. The date of the Prospectus has been updated.

Chapman and Cutler LLP

Chicago, Illinois

November 4, 2015